Investment Portfolioas of September 30, 2023 (Unaudited)
DWS Capital Growth VIP
	Shares	Value ($)

Common Stocks 97.8%
Communication Services 11.2%
Entertainment 2.8%
Live Nation Entertainment, Inc.*	70,038	5,815,956
Netflix, Inc.*	25,099	9,477,382
ROBLOX Corp. "A"*	112,536	3,259,043
Spotify Technology SA*	38,122	5,895,186
		24,447,567
Interactive Media & Services 7.5%
Alphabet, Inc. "A"*	178,504	23,359,033
Alphabet, Inc. "C"*	163,827	21,600,590
Meta Platforms, Inc. "A"*	70,169	21,065,436
		66,025,059
Wireless Telecommunication Services 0.9%
T-Mobile U.S., Inc.*	59,623	8,350,201
Consumer Discretionary 7.9%
Broadline Retail 4.2%
Amazon.com, Inc.*	290,232	36,894,292
Hotels, Restaurants & Leisure 0.4%
Planet Fitness, Inc. "A"*	74,548	3,666,271
Specialty Retail 1.7%
Burlington Stores, Inc.*	22,117	2,992,430
Home Depot, Inc.	37,912	11,455,490
		14,447,920
Textiles, Apparel & Luxury Goods 1.6%
Lululemon Athletica, Inc.*	28,788	11,100,940
NIKE, Inc. "B"	34,508	3,299,655
		14,400,595
Consumer Staples 4.0%
Beverages 1.0%
Constellation Brands, Inc. "A"	35,758	8,987,058
Consumer Staples Distribution & Retail 1.6%
Costco Wholesale Corp.	25,281	14,282,754
Personal Care Products 1.4%
Estee Lauder Companies, Inc. "A"	27,686	4,002,011
Kenvue, Inc.	398,426	8,000,394
		12,002,405
Financials 10.6%
Capital Markets 1.4%
Intercontinental Exchange, Inc.	109,110	12,004,282

Consumer Finance 0.5%
American Express Co.	26,664	3,978,002
Financial Services 5.2%
Global Payments, Inc.	25,298	2,919,137
Mastercard, Inc. "A"	58,499	23,160,339
Visa, Inc. "A"	85,799	19,734,628
		45,814,104
Insurance 3.5%
Progressive Corp.	222,411	30,981,852
Health Care 15.2%
Biotechnology 0.5%
Exact Sciences Corp.*	61,766	4,213,677
Health Care Equipment & Supplies 6.8%
Becton Dickinson & Co.	34,533	8,927,817
Boston Scientific Corp.*	178,830	9,442,224
Dexcom, Inc.*	157,670	14,710,611
Hologic, Inc.*	110,970	7,701,318
Intuitive Surgical, Inc.*	23,684	6,922,596
Stryker Corp.	32,129	8,779,892
The Cooper Companies, Inc.	9,539	3,033,497
		59,517,955
Health Care Providers & Services 2.2%
agilon health, Inc.*	288,260	5,119,497
UnitedHealth Group, Inc.	29,141	14,692,601
		19,812,098
Life Sciences Tools & Services 4.3%
Danaher Corp.	49,967	12,396,813
Thermo Fisher Scientific, Inc.	49,696	25,154,624
		37,551,437
Pharmaceuticals 1.4%
Zoetis, Inc.	71,398	12,421,824
Industrials 5.9%
Aerospace & Defense 0.5%
TransDigm Group, Inc.*	5,408	4,559,647
Building Products 0.5%
Trex Co., Inc.*	74,311	4,579,787
Electrical Equipment 1.3%
AMETEK, Inc.	79,002	11,673,336
Ground Transportation 1.0%
Uber Technologies, Inc.*	184,330	8,477,337
Machinery 0.6%
Deere & Co.	12,545	4,734,232
Professional Services 2.0%
TransUnion	98,995	7,106,851
Verisk Analytics, Inc.	45,193	10,676,394
		17,783,245

Information Technology 40.5%
IT Services 0.3%
Cloudflare, Inc. "A"*	41,614	2,623,346
Semiconductors & Semiconductor Equipment 7.8%
Advanced Micro Devices, Inc.*	54,840	5,638,649
Analog Devices, Inc.	33,424	5,852,208
Applied Materials, Inc.	62,288	8,623,773
MKS Instruments, Inc.	34,179	2,957,851
NVIDIA Corp.	104,429	45,425,571
		68,498,052
Software 22.6%
Adobe, Inc.*	26,258	13,388,954
Aspen Technology, Inc.*	21,870	4,467,166
Atlassian Corp. "A"*	16,449	3,314,638
Box, Inc. "A"*	212,439	5,143,148
Dynatrace, Inc.*	139,093	6,499,816
Five9, Inc.*	43,276	2,782,647
Guidewire Software, Inc.*	31,630	2,846,700
Intuit, Inc.	23,883	12,202,780
Microsoft Corp.	285,726	90,217,985
Roper Technologies, Inc.	12,972	6,282,080
Salesforce, Inc.*	48,081	9,749,865
ServiceNow, Inc.*	26,099	14,588,297
Synopsys, Inc.*	43,169	19,813,276
Teradata Corp.*	52,250	2,352,295
Workiva, Inc.*	42,631	4,320,226
		197,969,873
Technology Hardware, Storage & Peripherals 9.8%
Apple, Inc.	503,479	86,200,640
Materials 0.7%
Construction Materials
Vulcan Materials Co.	29,721	6,004,236
Real Estate 1.8%
Industrial REITs 0.8%
Prologis, Inc.	59,779	6,707,802
Real Estate Management & Development 0.5%
CoStar Group, Inc.*	57,443	4,416,792
Specialized REITs 0.5%
Equinix, Inc.	6,673	4,846,333
Total Common Stocks (Cost $347,410,084)		858,874,011

Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 5.36% (a) (Cost $9,988,376)	9,988,376	9,988,376

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $357,398,460)	98.9	868,862,387
Other Assets and Liabilities, Net	1.1	9,418,044
Net Assets	100.0	878,280,431

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (a) (b)
—	0 (c)	—	—	—	55,239	—	—	—
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 5.36% (a)
38,196,795	87,335,370	115,543,789	—	—	841,740	—	9,988,376	9,988,376
38,196,795	87,335,370	115,543,789	—	—	896,979	—	9,988,376	9,988,376

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2023.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$858,874,011	$—	$—	$858,874,011
Short-Term Investments	9,988,376	—	—	9,988,376
Total	$868,862,387	$—	$—	$868,862,387

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1capgro-PH3
R-080548-2 (1/25)